Provisions and other liabilities - Current provisions and other liabilities (Details) - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Accrued expenses and other financial liabilities		$ 1,385	$ 1,495
Provisions		706	642
Other non-financial liabilities		293	176
Current provisions and other liabilities	[1]	$ 2,384	$ 2,314

[1]	Disaggregated from the previously reported line-item Trade, other payables and provisions.